SHORT TERM LOAN PAYABLE	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SHORT TERM LOAN PAYABLE

6. SHORT TERM LOAN PAYABLE

During the three months ended September 30, 2025, the Company entered into a debt arrangement that requires that the Company pay back $87,720.00 in 5 instalments. The first installment is due on March 15, 2026, for $43,523. Instalments two through five are to be paid on 15th of each month for April to July 2026 in the amount of $10,880.75 each. The Company received $60,000 in cash to fund operations and incurred $9,326 in upfront interest expense at a rate of 12%. The Company will pay off the debt in the next 10 months. Additionally, the Company had to place 199,282,051 shares into escrow as collateral for the short-term loan. As of the reporting date, the Company was in full compliance of the short-term loan. In the event of default, the Company will pay a 22% interest rate.